Income Taxes (Schedule Of Provision For Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Federal	$ (11,296)	$ (11,153)	$ (15,008)
State	5,038	5,687	3,011
Total current income taxes	(6,258)	(5,466)	(11,997)
Federal	37,500	30,327	67,558
State	(6,023)	(3,628)	9,659
Total deferred income taxes	31,477	26,699	77,217
Actual income tax expense	$ 25,219	$ 21,233	$ 65,220	$ 67,590	$ 73,521